Provisions (Tables)	6 Months Ended
Jun. 30, 2020
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of other provisions rollforward

		Restructuring costs	Legal proceedings and regulatory matters	Customer remediation	Other provisions	Total
	Footnotes	$m	$m	$m	$m	$m
Provisions (excluding contractual commitments)
At 31 Dec 2019		356	605	1,646	280	2,887
Additions		103	20	75	109	307
Amounts utilised		(128)	(70)	(436)	(91)	(725)
Unused amounts reversed		(38)	(29)	(38)	(44)	(149)
Exchange and other movements		(58)	(8)	(99)	25	(140)
At 30 Jun 2020		235	518	1,148	279	2,180
Contractual commitments	1
At 31 Dec 2019						511
Net change in expected credit loss provision and other movements						518
At 30 Jun 2020						1,029
Total provisions
At 31 Dec 2019						3,398
At 30 Jun 2020						3,209

1	The contractual commitments provision includes off-balance sheet loan commitments and guarantees, for which expected credit losses are provided under IFRS 9.